SCHEDULE OF INCOME TAX EXPENSE (BENEFIT) DIFFERED FROM LOSS BEFORE INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Income tax (benefit) computed at federal statutory rate	$ (2,852)	$ (5,007)
PPP loan forgiveness		(270)
Other permanent differences	174	346
State tax expenses	(365)	(510)
Prior year adjustment to state net operating loss carryforward	(200)	(44)
Nontaxable gain on change in fair value of warrants, net of issuance costs	(793)
Non-qualified stock option cancellations	260	613
Other	86
Change in valuation allowance	3,690	4,872
Total income tax benefit